Cover	Nov. 28, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In an 8-K filed November 28, 2021, we incorrectly referred to our Company as a minority-owned subsidiary of FOMO CORP., which sold us its ownership of KANAB CORP. earlier in the year for 150,000 Series B Preferred shares of our Company. For clarity, our financials are not consolidated into FOMO CORP.'s financials. Therefore, we are a minority investment of FOMO CORP. and not a subsidiary.
Document Period End Date	Nov. 28, 2021
Entity File Number	000-55282
Entity Registrant Name	HIMALAYA TECHNOLOGIES, INC.
Entity Central Index Key	0001409624
Entity Tax Identification Number	26-0841675
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2420
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	(630)
Local Phone Number	708-0750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true